EQUITY COMPENSATION PLANS (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
EQUITY COMPENSATION PLANS
Weighted average grant date fair value of options granted at market prices (in dollars per share)	$ 11.01	$ 10.11	$ 9.59
Stock Options
Assumptions
Risk-free rate of return (as a percent)	1.40%	2.00%	2.20%
Expected life (in years)	6	6	5
Expected volatility (as a percent)	22.80%	23.10%	23.30%
Expected dividend yield (as a percent)	1.40%	1.40%	1.40%
Yield curve of U.S. treasury rates, low end of range (in months)	1
Yield curve of U.S. treasury rates, high end of range (in years)	10
Stock option vesting period (in years)	3 years
PBRSU Awards
Assumptions
Period of requisite continued service (in years)	3 years
Common stock issuable for each vested stock award (in shares)	1
Stock option vesting period (in years)	3 years
Restricted Stock Awards and Units
Assumptions
Vesting period, low end of range (in months)	12
Vesting period, high end of range (in months)	60